INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in investment property [abstract]
Balance at beginning of the year	$ 416	$ 190
Acquisitions through business combinations	0	211
Additions, net of disposals	3	2
Non-cash additions	0	5
Fair value adjustments	68	0
Foreign currency translation	31	8
Balance at end of the year	$ 518	$ 416
Investment property completed | Transport | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	6.00%
Capitalization rate	6.00%
Investment property completed | Transport | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	14.00%
Capitalization rate	14.00%
Investment property completed | Data | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	6.00%
Capitalization rate	6.00%
Investment property completed | Data | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	8.00%
Capitalization rate	8.00%